SIGNIFICANT ACCOUNTING POLICIES - Projections of macroeconomic variables (Details)	12 Months Ended
Dec. 31, 2019
Base Scenario [Member] | Republic Of Colombia [Member] | 2017
Disclosure of Significant Accounting Policies
GDP growth	1.44%
Inflation	4.09%
Repurchase Agreements Rate	4.75%
Unemployment	10.62%
Current Account Balance	(3.35%)
Fiscal Balance	(3.66%)
Base Scenario [Member] | Republic Of Colombia [Member] | 2018
Disclosure of Significant Accounting Policies
GDP growth	2.44%
Inflation	3.18%
Repurchase Agreements Rate	4.25%
Unemployment	10.77%
Current Account Balance	(3.94%)
Fiscal Balance	(3.10%)
Base Scenario [Member] | Republic Of Colombia [Member] | 2019
Disclosure of Significant Accounting Policies
GDP growth	3.11%
Inflation	3.90%
Repurchase Agreements Rate	4.25%
Unemployment	11.16%
Current Account Balance	(4.40%)
Fiscal Balance	(2.46%)
Base Scenario [Member] | Republic Of Colombia [Member] | 2020
Disclosure of Significant Accounting Policies
GDP growth	3.27%
Inflation	3.50%
Repurchase Agreements Rate	4.50%
Unemployment	10.80%
Current Account Balance	(4.50%)
Fiscal Balance	(2.57%)
Base Scenario [Member] | Republic Of Colombia [Member] | 2021
Disclosure of Significant Accounting Policies
GDP growth	3.27%
Inflation	3.62%
Repurchase Agreements Rate	4.75%
Unemployment	10.95%
Current Account Balance	(4.40%)
Fiscal Balance	(2.46%)
Base Scenario [Member] | Republic Of Colombia [Member] | 2022
Disclosure of Significant Accounting Policies
GDP growth	3.43%
Inflation	3.08%
Repurchase Agreements Rate	4.75%
Unemployment	10.77%
Current Account Balance	(4.20%)
Fiscal Balance	(2.26%)
Base Scenario [Member] | Republic Of Colombia [Member] | 2023
Disclosure of Significant Accounting Policies
GDP growth	3.49%
Inflation	3.23%
Repurchase Agreements Rate	4.50%
Unemployment	10.73%
Current Account Balance	(4.05%)
Fiscal Balance	(2.05%)
Base Scenario [Member] | Republic Of Colombia [Member] | 2024
Disclosure of Significant Accounting Policies
GDP growth	3.51%
Inflation	3.47%
Repurchase Agreements Rate	4.50%
Unemployment	10.57%
Current Account Balance	(3.95%)
Fiscal Balance	(2.15%)
Base Scenario [Member] | Panama | 2017
Disclosure of Significant Accounting Policies
GDP growth	5.33%
Inflation	0.48%
Unemployment	5.85%
Current Account Balance	(6.01%)
Fiscal Balance	(1.90%)
Base Scenario [Member] | Panama | 2018
Disclosure of Significant Accounting Policies
GDP growth	3.68%
Inflation	0.16%
Unemployment	5.90%
Current Account Balance	(10.48%)
Fiscal Balance	(2.06%)
Base Scenario [Member] | Panama | 2019
Disclosure of Significant Accounting Policies
GDP growth	3.33%
Inflation	(0.52%)
Unemployment	6.75%
Current Account Balance	(9.02%)
Fiscal Balance	(3.69%)
Base Scenario [Member] | Panama | 2020
Disclosure of Significant Accounting Policies
GDP growth	4.19%
Inflation	0.70%
Unemployment	5.91%
Current Account Balance	(8.25%)
Fiscal Balance	(2.50%)
Base Scenario [Member] | Panama | 2021
Disclosure of Significant Accounting Policies
GDP growth	4.56%
Inflation	1.75%
Unemployment	5.01%
Current Account Balance	(6.50%)
Fiscal Balance	(2.03%)
Base Scenario [Member] | Panama | 2022
Disclosure of Significant Accounting Policies
GDP growth	5.09%
Inflation	2.24%
Unemployment	4.24%
Current Account Balance	(5.94%)
Fiscal Balance	(1.90%)
Base Scenario [Member] | Panama | 2023
Disclosure of Significant Accounting Policies
GDP growth	5.00%
Inflation	2.40%
Unemployment	3.59%
Current Account Balance	(5.94%)
Fiscal Balance	(1.90%)
Base Scenario [Member] | Panama | 2024
Disclosure of Significant Accounting Policies
GDP growth	5.00%
Inflation	2.43%
Unemployment	3.03%
Current Account Balance	(5.94%)
Fiscal Balance	(1.90%)
Base Scenario [Member] | El Salvador [Member] | 2017
Disclosure of Significant Accounting Policies
GDP growth	2.26%
Inflation	2.04%
Current Account Balance	(1.81%)
Fiscal Balance	(2.41%)
Base Scenario [Member] | El Salvador [Member] | 2018
Disclosure of Significant Accounting Policies
GDP growth	2.54%
Inflation	0.40%
Current Account Balance	(4.75%)
Fiscal Balance	(2.46%)
Base Scenario [Member] | El Salvador [Member] | 2019
Disclosure of Significant Accounting Policies
GDP growth	2.17%
Inflation	(0.20%)
Current Account Balance	(2.68%)
Fiscal Balance	(1.50%)
Base Scenario [Member] | El Salvador [Member] | 2020
Disclosure of Significant Accounting Policies
GDP growth	2.38%
Inflation	0.85%
Current Account Balance	(3.02%)
Fiscal Balance	(3.00%)
Base Scenario [Member] | El Salvador [Member] | 2021
Disclosure of Significant Accounting Policies
GDP growth	2.38%
Inflation	1.24%
Current Account Balance	(3.07%)
Fiscal Balance	(2.67%)
Base Scenario [Member] | El Salvador [Member] | 2022
Disclosure of Significant Accounting Policies
GDP growth	2.38%
Inflation	1.50%
Current Account Balance	(3.08%)
Fiscal Balance	(2.46%)
Base Scenario [Member] | El Salvador [Member] | 2023
Disclosure of Significant Accounting Policies
GDP growth	2.38%
Inflation	1.50%
Current Account Balance	(3.08%)
Fiscal Balance	(2.38%)
Base Scenario [Member] | El Salvador [Member] | 2024
Disclosure of Significant Accounting Policies
GDP growth	2.38%
Inflation	1.50%
Current Account Balance	(3.08%)
Fiscal Balance	(2.38%)
Base Scenario [Member] | Guatemala | 2017
Disclosure of Significant Accounting Policies
GDP growth	2.76%
Inflation	5.68%
Repurchase Agreements Rate	2.75%
Current Account Balance	0.23%
Fiscal Balance	(1.21%)
Base Scenario [Member] | Guatemala | 2018
Disclosure of Significant Accounting Policies
GDP growth	3.13%
Inflation	2.31%
Repurchase Agreements Rate	2.75%
Current Account Balance	0.17%
Fiscal Balance	(1.65%)
Base Scenario [Member] | Guatemala | 2019
Disclosure of Significant Accounting Policies
GDP growth	3.51%
Inflation	3.00%
Repurchase Agreements Rate	2.75%
Current Account Balance	0.36%
Fiscal Balance	(1.96%)
Base Scenario [Member] | Guatemala | 2020
Disclosure of Significant Accounting Policies
GDP growth	3.50%
Inflation	3.33%
Repurchase Agreements Rate	3.00%
Current Account Balance	0.33%
Fiscal Balance	(1.93%)
Base Scenario [Member] | Guatemala | 2021
Disclosure of Significant Accounting Policies
GDP growth	3.61%
Inflation	3.50%
Repurchase Agreements Rate	3.00%
Current Account Balance	0.32%
Fiscal Balance	(1.90%)
Base Scenario [Member] | Guatemala | 2022
Disclosure of Significant Accounting Policies
GDP growth	3.63%
Inflation	4.00%
Repurchase Agreements Rate	3.25%
Current Account Balance	0.24%
Fiscal Balance	(1.90%)
Base Scenario [Member] | Guatemala | 2023
Disclosure of Significant Accounting Policies
GDP growth	3.61%
Inflation	4.00%
Repurchase Agreements Rate	3.50%
Current Account Balance	0.21%
Fiscal Balance	(1.91%)
Base Scenario [Member] | Guatemala | 2024
Disclosure of Significant Accounting Policies
GDP growth	3.61%
Inflation	4.00%
Repurchase Agreements Rate	3.50%
Current Account Balance	0.23%
Fiscal Balance	(1.86%)
Optimistic Scenario [Member] | Republic Of Colombia [Member] | 2017
Disclosure of Significant Accounting Policies
GDP growth	1.44%
Inflation	4.09%
Repurchase Agreements Rate	4.75%
Unemployment	10.62%
Current Account Balance	(3.35%)
Fiscal Balance	(3.66%)
Optimistic Scenario [Member] | Republic Of Colombia [Member] | 2018
Disclosure of Significant Accounting Policies
GDP growth	2.44%
Inflation	3.18%
Repurchase Agreements Rate	4.25%
Unemployment	10.77%
Current Account Balance	(3.94%)
Fiscal Balance	(3.10%)
Optimistic Scenario [Member] | Republic Of Colombia [Member] | 2019
Disclosure of Significant Accounting Policies
GDP growth	3.28%
Inflation	3.50%
Repurchase Agreements Rate	4.25%
Unemployment	11.06%
Current Account Balance	(4.10%)
Fiscal Balance	(2.20%)
Optimistic Scenario [Member] | Republic Of Colombia [Member] | 2020
Disclosure of Significant Accounting Policies
GDP growth	3.58%
Inflation	2.60%
Repurchase Agreements Rate	3.50%
Unemployment	10.53%
Current Account Balance	(4.10%)
Fiscal Balance	(2.26%)
Optimistic Scenario [Member] | Republic Of Colombia [Member] | 2021
Disclosure of Significant Accounting Policies
GDP growth	3.57%
Inflation	2.40%
Repurchase Agreements Rate	3.00%
Unemployment	10.58%
Current Account Balance	(4.00%)
Fiscal Balance	(1.85%)
Optimistic Scenario [Member] | Republic Of Colombia [Member] | 2022
Disclosure of Significant Accounting Policies
GDP growth	3.73%
Inflation	1.90%
Repurchase Agreements Rate	3.00%
Unemployment	10.26%
Current Account Balance	(3.85%)
Fiscal Balance	(1.64%)
Optimistic Scenario [Member] | Republic Of Colombia [Member] | 2023
Disclosure of Significant Accounting Policies
GDP growth	3.79%
Inflation	2.00%
Repurchase Agreements Rate	3.25%
Unemployment	10.10%
Current Account Balance	(3.70%)
Fiscal Balance	(1.54%)
Optimistic Scenario [Member] | Republic Of Colombia [Member] | 2024
Disclosure of Significant Accounting Policies
GDP growth	3.87%
Inflation	2.30%
Repurchase Agreements Rate	3.50%
Unemployment	9.79%
Current Account Balance	(3.40%)
Fiscal Balance	(1.44%)
Optimistic Scenario [Member] | Panama | 2017
Disclosure of Significant Accounting Policies
GDP growth	5.33%
Inflation	0.48%
Unemployment	5.85%
Current Account Balance	(6.01%)
Fiscal Balance	(1.90%)
Optimistic Scenario [Member] | Panama | 2018
Disclosure of Significant Accounting Policies
GDP growth	3.68%
Inflation	0.16%
Unemployment	5.90%
Current Account Balance	(10.48%)
Fiscal Balance	(2.06%)
Optimistic Scenario [Member] | Panama | 2019
Disclosure of Significant Accounting Policies
GDP growth	3.42%
Inflation	(0.13%)
Unemployment	6.75%
Current Account Balance	(8.47%)
Fiscal Balance	(3.49%)
Optimistic Scenario [Member] | Panama | 2020
Disclosure of Significant Accounting Policies
GDP growth	4.40%
Inflation	1.04%
Unemployment	5.32%
Current Account Balance	(7.01%)
Fiscal Balance	(2.25%)
Optimistic Scenario [Member] | Panama | 2021
Disclosure of Significant Accounting Policies
GDP growth	4.78%
Inflation	2.63%
Unemployment	4.50%
Current Account Balance	(5.53%)
Fiscal Balance	(1.62%)
Optimistic Scenario [Member] | Panama | 2022
Disclosure of Significant Accounting Policies
GDP growth	5.60%
Inflation	2.64%
Unemployment	3.81%
Current Account Balance	(4.75%)
Fiscal Balance	(1.52%)
Optimistic Scenario [Member] | Panama | 2023
Disclosure of Significant Accounting Policies
GDP growth	5.50%
Inflation	2.84%
Unemployment	3.23%
Current Account Balance	(4.75%)
Fiscal Balance	(1.33%)
Optimistic Scenario [Member] | Panama | 2024
Disclosure of Significant Accounting Policies
GDP growth	5.50%
Inflation	2.87%
Unemployment	2.73%
Current Account Balance	(4.75%)
Fiscal Balance	(1.33%)
Optimistic Scenario [Member] | El Salvador [Member] | 2017
Disclosure of Significant Accounting Policies
GDP growth	2.26%
Inflation	2.04%
Current Account Balance	(1.81%)
Fiscal Balance	(2.41%)
Optimistic Scenario [Member] | El Salvador [Member] | 2018
Disclosure of Significant Accounting Policies
GDP growth	2.54%
Inflation	0.40%
Current Account Balance	(4.75%)
Fiscal Balance	(2.46%)
Optimistic Scenario [Member] | El Salvador [Member] | 2019
Disclosure of Significant Accounting Policies
GDP growth	2.34%
Inflation	(0.05%)
Current Account Balance	(2.35%)
Fiscal Balance	(1.28%)
Optimistic Scenario [Member] | El Salvador [Member] | 2020
Disclosure of Significant Accounting Policies
GDP growth	2.74%
Inflation	1.27%
Current Account Balance	(2.41%)
Fiscal Balance	(2.55%)
Optimistic Scenario [Member] | El Salvador [Member] | 2021
Disclosure of Significant Accounting Policies
GDP growth	2.74%
Inflation	1.86%
Current Account Balance	(2.46%)
Fiscal Balance	(2.27%)
Optimistic Scenario [Member] | El Salvador [Member] | 2022
Disclosure of Significant Accounting Policies
GDP growth	2.74%
Inflation	1.77%
Current Account Balance	(2.46%)
Fiscal Balance	(2.09%)
Optimistic Scenario [Member] | El Salvador [Member] | 2023
Disclosure of Significant Accounting Policies
GDP growth	2.74%
Inflation	1.77%
Current Account Balance	(2.46%)
Fiscal Balance	(2.02%)
Optimistic Scenario [Member] | El Salvador [Member] | 2024
Disclosure of Significant Accounting Policies
GDP growth	2.74%
Inflation	1.77%
Current Account Balance	(2.46%)
Fiscal Balance	(2.02%)
Optimistic Scenario [Member] | Guatemala | 2017
Disclosure of Significant Accounting Policies
GDP growth	2.76%
Inflation	5.68%
Repurchase Agreements Rate	2.75%
Current Account Balance	0.23%
Fiscal Balance	(1.21%)
Optimistic Scenario [Member] | Guatemala | 2018
Disclosure of Significant Accounting Policies
GDP growth	3.13%
Inflation	2.31%
Repurchase Agreements Rate	2.75%
Current Account Balance	0.17%
Fiscal Balance	(1.65%)
Optimistic Scenario [Member] | Guatemala | 2019
Disclosure of Significant Accounting Policies
GDP growth	3.69%
Inflation	3.36%
Repurchase Agreements Rate	3.00%
Current Account Balance	0.43%
Fiscal Balance	(1.81%)
Optimistic Scenario [Member] | Guatemala | 2020
Disclosure of Significant Accounting Policies
GDP growth	3.85%
Inflation	3.73%
Repurchase Agreements Rate	3.25%
Current Account Balance	0.50%
Fiscal Balance	(1.64%)
Optimistic Scenario [Member] | Guatemala | 2021
Disclosure of Significant Accounting Policies
GDP growth	3.97%
Inflation	3.92%
Repurchase Agreements Rate	3.25%
Current Account Balance	0.48%
Fiscal Balance	(1.62%)
Optimistic Scenario [Member] | Guatemala | 2022
Disclosure of Significant Accounting Policies
GDP growth	4.00%
Inflation	4.48%
Repurchase Agreements Rate	3.50%
Current Account Balance	0.36%
Fiscal Balance	(1.62%)
Optimistic Scenario [Member] | Guatemala | 2023
Disclosure of Significant Accounting Policies
GDP growth	3.97%
Inflation	4.48%
Repurchase Agreements Rate	3.75%
Current Account Balance	0.40%
Fiscal Balance	(1.63%)
Optimistic Scenario [Member] | Guatemala | 2024
Disclosure of Significant Accounting Policies
GDP growth	3.97%
Inflation	4.48%
Repurchase Agreements Rate	3.75%
Current Account Balance	0.40%
Fiscal Balance	(1.58%)
Pessimistic Scenario [Member] | Republic Of Colombia [Member] | 2017
Disclosure of Significant Accounting Policies
GDP growth	1.44%
Inflation	4.09%
Repurchase Agreements Rate	4.75%
Unemployment	10.62%
Current Account Balance	(3.35%)
Fiscal Balance	(3.66%)
Pessimistic Scenario [Member] | Republic Of Colombia [Member] | 2018
Disclosure of Significant Accounting Policies
GDP growth	2.44%
Inflation	3.18%
Repurchase Agreements Rate	4.25%
Unemployment	10.77%
Current Account Balance	(3.94%)
Fiscal Balance	(3.10%)
Pessimistic Scenario [Member] | Republic Of Colombia [Member] | 2019
Disclosure of Significant Accounting Policies
GDP growth	3.00%
Inflation	4.20%
Repurchase Agreements Rate	4.50%
Unemployment	11.29%
Current Account Balance	(4.82%)
Fiscal Balance	(2.98%)
Pessimistic Scenario [Member] | Republic Of Colombia [Member] | 2020
Disclosure of Significant Accounting Policies
GDP growth	2.89%
Inflation	4.30%
Repurchase Agreements Rate	5.25%
Unemployment	11.01%
Current Account Balance	(5.00%)
Fiscal Balance	(3.18%)
Pessimistic Scenario [Member] | Republic Of Colombia [Member] | 2021
Disclosure of Significant Accounting Policies
GDP growth	2.95%
Inflation	4.80%
Repurchase Agreements Rate	5.50%
Unemployment	11.31%
Current Account Balance	(4.90%)
Fiscal Balance	(3.49%)
Pessimistic Scenario [Member] | Republic Of Colombia [Member] | 2022
Disclosure of Significant Accounting Policies
GDP growth	3.10%
Inflation	4.30%
Repurchase Agreements Rate	5.50%
Unemployment	11.26%
Current Account Balance	(4.90%)
Fiscal Balance	(3.59%)
Pessimistic Scenario [Member] | Republic Of Colombia [Member] | 2023
Disclosure of Significant Accounting Policies
GDP growth	3.14%
Inflation	4.40%
Repurchase Agreements Rate	5.50%
Unemployment	11.37%
Current Account Balance	(4.70%)
Fiscal Balance	(3.59%)
Pessimistic Scenario [Member] | Republic Of Colombia [Member] | 2024
Disclosure of Significant Accounting Policies
GDP growth	3.14%
Inflation	4.70%
Repurchase Agreements Rate	5.75%
Unemployment	11.38%
Current Account Balance	(4.50%)
Fiscal Balance	(3.49%)
Pessimistic Scenario [Member] | Panama | 2017
Disclosure of Significant Accounting Policies
GDP growth	5.33%
Inflation	0.48%
Unemployment	5.85%
Current Account Balance	(6.01%)
Fiscal Balance	(1.90%)
Pessimistic Scenario [Member] | Panama | 2018
Disclosure of Significant Accounting Policies
GDP growth	3.68%
Inflation	0.16%
Unemployment	5.90%
Current Account Balance	(10.48%)
Fiscal Balance	(2.06%)
Pessimistic Scenario [Member] | Panama | 2019
Disclosure of Significant Accounting Policies
GDP growth	3.23%
Inflation	(0.79%)
Unemployment	6.75%
Current Account Balance	(9.57%)
Fiscal Balance	(3.88%)
Pessimistic Scenario [Member] | Panama | 2020
Disclosure of Significant Accounting Policies
GDP growth	3.99%
Inflation	0.49%
Unemployment	6.50%
Current Account Balance	(9.48%)
Fiscal Balance	(2.75%)
Pessimistic Scenario [Member] | Panama | 2021
Disclosure of Significant Accounting Policies
GDP growth	4.33%
Inflation	1.23%
Unemployment	5.51%
Current Account Balance	(8.45%)
Fiscal Balance	(2.27%)
Pessimistic Scenario [Member] | Panama | 2022
Disclosure of Significant Accounting Policies
GDP growth	4.58%
Inflation	1.57%
Unemployment	4.66%
Current Account Balance	(7.72%)
Fiscal Balance	(2.13%)
Pessimistic Scenario [Member] | Panama | 2023
Disclosure of Significant Accounting Policies
GDP growth	4.50%
Inflation	1.68%
Unemployment	3.94%
Current Account Balance	(7.72%)
Fiscal Balance	(2.19%)
Pessimistic Scenario [Member] | Panama | 2024
Disclosure of Significant Accounting Policies
GDP growth	4.50%
Inflation	1.70%
Unemployment	3.34%
Current Account Balance	(7.72%)
Fiscal Balance	(2.19%)
Pessimistic Scenario [Member] | El Salvador [Member] | 2017
Disclosure of Significant Accounting Policies
GDP growth	2.27%
Inflation	2.04%
Current Account Balance	(1.81%)
Fiscal Balance	(2.41%)
Pessimistic Scenario [Member] | El Salvador [Member] | 2018
Disclosure of Significant Accounting Policies
GDP growth	2.53%
Inflation	0.40%
Current Account Balance	(4.75%)
Fiscal Balance	(2.46%)
Pessimistic Scenario [Member] | El Salvador [Member] | 2019
Disclosure of Significant Accounting Policies
GDP growth	1.94%
Inflation	(0.30%)
Current Account Balance	(3.01%)
Fiscal Balance	(1.73%)
Pessimistic Scenario [Member] | El Salvador [Member] | 2020
Disclosure of Significant Accounting Policies
GDP growth	1.90%
Inflation	0.59%
Current Account Balance	(3.62%)
Fiscal Balance	(3.45%)
Pessimistic Scenario [Member] | El Salvador [Member] | 2021
Disclosure of Significant Accounting Policies
GDP growth	1.90%
Inflation	0.87%
Current Account Balance	(3.69%)
Fiscal Balance	(3.07%)
Pessimistic Scenario [Member] | El Salvador [Member] | 2022
Disclosure of Significant Accounting Policies
GDP growth	1.90%
Inflation	1.05%
Current Account Balance	(3.69%)
Fiscal Balance	(2.83%)
Pessimistic Scenario [Member] | El Salvador [Member] | 2023
Disclosure of Significant Accounting Policies
GDP growth	1.90%
Inflation	1.05%
Current Account Balance	(3.69%)
Fiscal Balance	(2.73%)
Pessimistic Scenario [Member] | El Salvador [Member] | 2024
Disclosure of Significant Accounting Policies
GDP growth	1.90%
Inflation	1.05%
Current Account Balance	(3.70%)
Fiscal Balance	(2.73%)
Pessimistic Scenario [Member] | Guatemala | 2017
Disclosure of Significant Accounting Policies
GDP growth	2.76%
Inflation	5.68%
Repurchase Agreements Rate	2.75%
Current Account Balance	0.23%
Fiscal Balance	(1.21%)
Pessimistic Scenario [Member] | Guatemala | 2018
Disclosure of Significant Accounting Policies
GDP growth	3.13%
Inflation	2.31%
Repurchase Agreements Rate	2.75%
Current Account Balance	0.17%
Fiscal Balance	(1.65%)
Pessimistic Scenario [Member] | Guatemala | 2019
Disclosure of Significant Accounting Policies
GDP growth	3.33%
Inflation	2.55%
Repurchase Agreements Rate	2.50%
Current Account Balance	0.30%
Fiscal Balance	(2.11%)
Pessimistic Scenario [Member] | Guatemala | 2020
Disclosure of Significant Accounting Policies
GDP growth	3.15%
Inflation	2.83%
Repurchase Agreements Rate	2.75%
Current Account Balance	0.17%
Fiscal Balance	(2.21%)
Pessimistic Scenario [Member] | Guatemala | 2021
Disclosure of Significant Accounting Policies
GDP growth	3.25%
Inflation	2.98%
Repurchase Agreements Rate	2.75%
Current Account Balance	0.16%
Fiscal Balance	(2.19%)
Pessimistic Scenario [Member] | Guatemala | 2022
Disclosure of Significant Accounting Policies
GDP growth	3.27%
Inflation	3.40%
Repurchase Agreements Rate	3.00%
Current Account Balance	0.10%
Fiscal Balance	(2.19%)
Pessimistic Scenario [Member] | Guatemala | 2023
Disclosure of Significant Accounting Policies
GDP growth	3.24%
Inflation	3.40%
Repurchase Agreements Rate	3.25%
Current Account Balance	0.00%
Fiscal Balance	(2.20%)
Pessimistic Scenario [Member] | Guatemala | 2024
Disclosure of Significant Accounting Policies
GDP growth	3.25%
Inflation	3.40%
Repurchase Agreements Rate	3.25%
Current Account Balance	0.00%
Fiscal Balance	(2.14%)